Employee Benefit Plan	12 Months Ended
Dec. 31, 2015
Employee Benefit Plan
25.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group located in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries.

The total provisions for such employee benefits were $1,701, $1,259 and $964 for the years ended December 31, 2013, 2014 and 2015, respectively.